Income taxes - Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Deferred tax (expense) income	€ (65)	€ 88	€ (39)
Income tax (expense) income	€ (65)	€ 88	€ (39)